SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 14,548	$ 12,661	$ 11,649
Cost of goods [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	4,529	3,141	3,084
Research and development, net [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	2,900	2,533	2,555
Marketing, general and administrative [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 7,119	$ 6,987	$ 6,010